EQUITY (Details) - Schedule of movement of fully paid shares - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Number Of Shares [Member]
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period (in shares)		606,407,693	606,407,693
There are no movements of shares paid (in shares)
Paid shares as of end of period (in shares)		606,407,693	606,407,693
Cost Of Issuance And Placement Of Shares [Member]
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period (in shares)	[1]	(14,453)	(14,453)
There are no movements of shares paid (in shares)	[1]
Paid shares as of end of period (in shares)	[1]	(14,453)	(14,453)
Paid-in Capital [Member]
EQUITY (Details) - Schedule of movement of fully paid shares [Line Items]
Paid shares as of beginning of period (in shares)		3,146,265	3,146,265
There are no movements of shares paid (in shares)
Paid shares as of end of period (in shares)		3,146,265	3,146,265

[1]	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholders Meetings, where such decreases were authorized.